Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.60875%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,633,115.95

Principal:
Principal Collections	$29,106,288.83
Prepayments in Full	$12,162,075.67
Liquidation Proceeds	$493,327.71
Recoveries	$51,087.87
Sub Total	$41,812,780.08
Collections	$44,445,896.03

Purchase Amounts:
Purchase Amounts Related to Principal	$346,551.85
Purchase Amounts Related to Interest	$1,064.41
Sub Total	$347,616.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,793,512.29

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,793,512.29
Servicing Fee	$955,428.98	$955,428.98	$0.00	$0.00	$43,838,083.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,838,083.31
Interest - Class A-2a Notes	$202,588.71	$202,588.71	$0.00	$0.00	$43,635,494.60
Interest - Class A-2b Notes	$112,204.02	$112,204.02	$0.00	$0.00	$43,523,290.58
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$42,589,813.08
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$42,270,529.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,270,529.08
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$42,162,096.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,162,096.16
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$42,085,200.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,085,200.33
Regular Principal Payment	$38,284,985.31	$38,284,985.31	$0.00	$0.00	$3,800,215.02
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,800,215.02
Residual Released to Depositor	$0.00	$3,800,215.02	$0.00	$0.00	$0.00
Total		$44,793,512.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,284,985.31
Total					$38,284,985.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,163,147.94	$51.73	$202,588.71	$0.39	$27,365,736.65	$52.12
Class A-2b Notes	$11,121,837.37	$51.73	$112,204.02	$0.52	$11,234,041.39	$52.25
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$38,284,985.31	$20.74	$1,752,882.98	$0.95	$40,037,868.29	$21.69

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$135,059,140.10	0.2572065	$107,895,992.16	0.2054770
Class A-2b Notes	$55,299,400.33	0.2572065	$44,177,562.96	0.2054770
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,017,318,540.43	0.5511950	$979,033,555.12	0.5304517

Pool Information
Weighted Average APR	2.806%	2.796%
Weighted Average Remaining Term	43.59	42.76
Number of Receivables Outstanding	56,594	55,619
Pool Balance	$1,146,514,770.42	$1,103,861,556.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,061,442,830.80	$1,022,518,047.27
Pool Factor	0.5740199	0.5526649

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$81,343,509.00
Targeted Overcollateralization Amount	$124,828,001.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$124,828,001.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$544,970.09
(Recoveries)		78	$51,087.87
Net Loss for Current Collection Period			$493,882.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5169%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6134%
Second Prior Collection Period			0.6126%
Prior Collection Period			0.5273%
Current Collection Period			0.5267%
Four Month Average (Current and Prior Three Collection Periods)			0.5700%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2218	$7,546,407.07
(Cumulative Recoveries)			$579,623.16
Cumulative Net Loss for All Collection Periods			$6,966,783.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3488%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,402.35
Average Net Loss for Receivables that have experienced a Realized Loss			$3,141.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.95%	458	$10,510,147.62
61-90 Days Delinquent	0.13%	50	$1,413,690.17
91-120 Days Delinquent	0.03%	14	$364,062.97
Over 120 Days Delinquent	0.03%	15	$343,899.56
Total Delinquent Receivables	1.14%	537	$12,631,800.32

Repossession Inventory:
Repossessed in the Current Collection Period		38	$899,651.16
Total Repossessed Inventory		61	$1,516,996.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1403%
Prior Collection Period			0.1431%
Current Collection Period			0.1420%
Three Month Average			0.1418%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1922%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer